iShares®

iShares, Inc.

Supplement dated August 26, 2016

to the Summary Prospectus and Prospectus,

each dated December 31, 2015, and

Statement of Additional Information dated December 31, 2015

(as revised August 1, 2016) (“SAI”)

for iShares MSCI Malaysia ETF (EWM) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus and SAI.

Effective August 26, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of August 26, 2016
iShares MSCI Malaysia ETF	300,000 shares per unit	2,509,800

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-EWM-0816

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FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated August 26, 2016

to the Summary Prospectus dated December 31, 2015

(as revised July 25, 2016),

Prospectus dated December 31, 2015

(as revised August 3, 2016) and

Statement of Additional Information dated December 31, 2015

(as revised August 1, 2016) (“SAI”)

for iShares MSCI Global Metals & Mining Producers ETF (PICK)

(the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus and SAI.

Effective August 26, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of August 26, 2016
iShares MSCI Global Metals & Mining Producers ETF	100,000 shares per unit	1,113,300

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-PICK-0816

PLEASE RETAIN THIS SUPPLEMENT

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iShares®

iShares, Inc.

Supplement dated August 26, 2016

to the Summary Prospectus dated December 31, 2015

(as revised July 25, 2016)

and the Prospectus and Statement of Additional Information,

each dated December 31, 2015

(as revised August 1, 2016), (“SAI”)

for iShares MSCI Global Gold Miners ETF (RING)

(the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus and SAI.

Effective August 26, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of August 26, 2016
iShares MSCI Global Gold Miners ETF	100,000 shares per unit	1,141,500

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-RING-0816

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated August 26, 2016

to the Summary Prospectus and Prospectus,

each dated December 31, 2015

(as revised July 25, 2016), and

Statement of Additional Information dated December 31, 2015

(as revised August 1, 2016) (“SAI”)

for iShares MSCI Russia Capped ETF (ERUS)

(the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus and SAI.

Effective August 26, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of August 26, 2016
iShares MSCI Russia Capped ETF	100,000 shares per unit	1,417,500

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-ERUS-0816

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE